Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Watsco, Inc. and its subsidiaries (collectively, "Watsco," which may be referred to as we, us or our) was incorporated in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies ("HVAC/R") in the HVAC/R distribution industry. At December 31, 2011 we operated from 542 locations in 38 states, Mexico and Puerto Rico with additional market coverage on an export basis to Latin America and the Caribbean.

Basis of Consolidation

The consolidated financial statements contained in this report include the accounts of Watsco and all of its wholly-owned subsidiaries and include the accounts of two joint ventures with Carrier Corporation ("Carrier"), in each of which Watsco maintains a 60% controlling interest. All significant intercompany balances and transactions have been eliminated.

Foreign Currency Translation and Transactions

Our foreign operations generally consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S dollars. Gains or losses resulting from transactions denominated in other currencies are recognized in income at each reporting date.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, inventory and income taxes, reserves related to self-insurance programs and valuation of goodwill and indefinite lived intangible assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents

All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents. Cash equivalents at December 31, 2010 included $10,600 of investment grade municipal securities with put options to the issuer of seven days, which were considered to be cash equivalents for purposes of the consolidated financial statements. Such securities were collateralized by a letter of credit issued by the remarketing agent. At December 31, 2011, no municipal securities were held.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of trade receivables due from customers. Our customers are primarily independent contractors and dealers who service the replacement and new construction markets for residential and light commercial central air conditioning, heating and refrigeration systems. We routinely grant credit to customers to facilitate revenue growth and maintain branch locations for product sales and distribution. When determining whether to grant or increase credit, management considers a number of factors, which include creditworthiness, customer payment history and historical experience with the customer and other information. Consistent with industry practices, we normally require payment from our customers within 30 to 45 days. We record our trade receivables at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer's account, past transactions with customers, creditworthiness of specific customers, historical trends and other information. We typically do not require our customers to provide collateral. Accounts receivable reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. The past due status of an account is determined based on stated payment terms. Upon determination that an account is uncollectible, we write off the receivable balance. At December 31, 2011 and 2010, the allowance for doubtful accounts totaled $12,946 and $6,343, respectively. Although we believe the allowance is sufficient, a declining economic environment could lead to the deterioration in the financial condition of our customers, resulting in an impairment of their ability to make payments and additional allowances may be required.

Inventories

Inventories consist of air conditioning, heating and refrigeration equipment and related parts and supplies and are valued at the lower of cost or market using a weighted-average cost basis and the first-in, first-out method. As part of the valuation process, inventory reserves are established to state excess, slow-moving and damaged inventories at their estimated net realizable value. Inventory reserve policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. A reserve for estimated inventory shrinkage is also maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates

We have arrangements with several vendors that provide rebates payable to us when we achieve any of a number of measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate the amount of the rebate based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise these estimates of earned vendor rebates based on actual purchase levels. At December 31, 2011 and 2010, we have $6,386 and $6,226, respectively, of rebates recorded as a reduction of inventory. Substantially all vendor rebate receivables are collected within three months immediately following the end of the year.

Marketable Securities

Investments in marketable equity securities of $163 and $157 at December 31, 2011 and 2010, respectively, are included in other assets in our consolidated balance sheets and are classified as available-for-sale. These equity securities are recorded at market using the specific identification method with unrealized holding losses, net of deferred taxes, reported in accumulated other comprehensive loss ("OCL") within shareholders' equity. Dividend and interest income are recognized in the statement of income when earned. At December 31, 2011 and 2010, $352 and $355 of unrealized losses, net of deferred tax benefits of $216 and $217, respectively, was included in accumulated OCL.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from 3-40 years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Estimated useful lives for other depreciable assets range from 3-10 years.

Goodwill and Other Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. We test goodwill for impairment by first comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than its carrying value, a second step is performed to measure the amount of impairment loss.

Other intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships and non-compete agreements. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.

We perform our annual impairment tests each year and have determined there to be no impairment for any of the periods presented. There have been no events or circumstances from the date of our assessment that would impact this conclusion.

Impairment of Long-Lived Assets Other than Goodwill

Long-lived assets, including intangible assets with finite lives, are tested for recoverability when events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. The amount of impairment if any, is measured based on projected discounted cash flows using a discount rate reflecting the average cost of funds and compared to the asset's carrying value. As of December 31, 2011, there were no such events or circumstances.

Fair Value Measurements

We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition

Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment and related parts and supplies and is recorded when shipment of products or delivery of services has occurred. Assessment of collection is based on a number of factors, including past transactions, creditworthiness of customers, historical trends and other information. Substantially all customer returns relate to products that are returned under warranty obligations underwritten by manufacturers, effectively mitigating our risk of loss for customer returns. Taxes collected from our customers and remitted to governmental authorities are presented in our consolidated statements of income on a net basis.

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense amounted to $25,052, $26,646 and $12,106 for the years ended December 31, 2011, 2010 and 2009, respectively.

Shipping and Handling

Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products is included in selling, general and administrative expenses. Shipping and handling costs included in selling, general and administrative expenses amounted to $30,234, $25,443 and $14,829 for the years ended December 31, 2011, 2010 and 2009, respectively.

Share-Based Compensation

The fair value of stock option and non-vested (restricted) stock awards are expensed on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Cash flows from the tax benefits resulting from tax deductions in excess of the compensation expense recognized for those options are classified as financing cash flows. Tax benefits resulting from tax deductions in excess of share-based compensation expense recognized are credited to paid-in capital in the consolidated balance sheets.

Income Taxes

We record U.S. federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated U.S. federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards and valuation allowances required, if any, for tax assets that may not be realizable in the future.

We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the "more-likely-than-not" threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings per Share

We compute earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our non-vested (restricted) stock are considered participating securities because these awards contain a non-forfeitable right to dividends irrespective of whether the awards ultimately vest. Under the two-class method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.

Derivative Instruments

All derivatives, whether designated in hedging relationships or not, are required to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in OCL and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. See Note 11, "Derivative Financial Instrument."

Comprehensive Income

Comprehensive income presents a measure of all changes in shareholders' equity except for changes resulting from transactions with shareholders in their capacity as shareholders. Our comprehensive income consists of net income, changes in the unrealized losses on available-for-sale securities and the effective portion of cash flow hedges as discussed in Note 11. The components of comprehensive income are as follows:

Years Ended December 31,	2011	2010	2009
Net income	$137,742	$111,722	$51,573
Changes in unrealized losses on derivative instruments, net of income tax expense of $146, $117 and $205, respectively	238	194	346
Changes in unrealized losses on available-for-sale securities, net of income tax expense (benefit) of $3, $19 and $(29), respectively	3	34	(42)

Comprehensive income	137,983	111,950	51,877
Less: comprehensive income attributable to noncontrolling interest	47,292	30,962	8,259

Comprehensive income attributable to Watsco, Inc.	$90,691	$80,988	$43,618

Recently Issued Accounting Standards

Presentation of Comprehensive Income

In June 2011, the FASB issued guidance that requires companies to present net income and other comprehensive income in one continuous statement or in two separate but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of shareholders' equity. In addition, in December 2011, the FASB issued guidance that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. This guidance will be applied retrospectively and will be effective for our interim and annual reporting periods beginning after December 15, 2011. We expect to include in our filings, when applicable, new primary consolidated statements of other comprehensive income which will immediately follow our consolidated statements of income.

Goodwill Impairment Testing

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This guidance is effective for annual and interim impairment tests after December 15, 2011. The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.